Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Summary of Depreciation on Property, Plant and Equipment Over Their Expected Useful Economic Life

2. Significant accounting policies (continued)

Depreciation is provided on property, plant and equipment over their expected useful economic life as follows:

Asset class	Depreciation method and period
Office and computer equipment	Straight-line over 3 years
Fixtures and fittings	Straight-line over 5 years, or, for non-removable items, the remaining term of an associated lease, whichever is shorter
Right of use assets	Straight-line over the lease term, which are between two and five years, or the estimated useful lives of the assets, whichever is shorter

Summary of Amortization Method and Amortization Period for the Principal Categories of Intangible Assets

The amortization method and amortization period for the principal categories of intangible assets are follows:

Asset class	Amortization method and period
Patents	Straight-line over 20 years
Computer software	Straight-line between 3 and 5 years

Summary of Effect of Adoption IFRS 16

The effect of adoption of IFRS 16 as at January 1, 2019 (increase/(decrease)) is, as follows:

2019
(in thousands)
£
Assets
Right of use assets (note 9)	455
Prepayments	(21)
Total assets	434

Liabilities
Lease liabilities - non-current	287
Lease liabilities - current	147
Total liabilities	434

Summary of Operating Lease Commitments

The lease liabilities as at January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018, as follows:

2019
(in thousands, except borrowing rate)
£
Operating lease obligations as at December 31, 2018	433
Weighted average incremental borrowing rate as at January 1, 2019	4.17%
Discounted operating lease obligations as at January 1, 2019	413
Less:
Lease not commenced as at December 31, 2018	(138)
Lease obligations prepaid as at December 31, 2018	(21)
Service component included in operating lease obligations as at December 31, 2018	(3)
Add:
Lease payments relating to renewal periods not included in operating lease obligations as at December 31, 2018	183
Lease liabilities as at January 1, 2019	434